Expense Example - Class K - BlackRock Advantage Large Cap Core Fund - Class K Shares	Jan. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 44
Expense Example, with Redemption, 3 Years	155
Expense Example, with Redemption, 5 Years	277
Expense Example, with Redemption, 10 Years	$ 633